Related party transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Shares issued for settlement of related party payable	$ 39,863	$ 452,861
Remaining contribution to reserves	109,570
One of the Officers
Disclosure of transactions between related parties [line items]
Shares issued for settlement of related party payable	149,433
Remaining contribution to reserves	109,570
Ordinary Shares
Disclosure of transactions between related parties [line items]
Shares issued for settlement of related party payable	$ 5	$ 17
Shares issued for settlement of related party payable, shares	54,300	172,532
Ordinary Shares | One of the Officers
Disclosure of transactions between related parties [line items]
Shares issued for settlement of related party payable, shares	54,300